Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) - EUR (€) € in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015 [2]
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities		€ 2,162	[1]	€ 972	[1],[2]	€ 5,971
Short-term restricted cash		3,265	[3]	15	[2],[3]	73
Restricted marketable securities	[4]	3,250
Long-term restricted non-interest bearing bank deposits	[5]	1,458		1,089
Restricted cash and long-term bank deposits	[6]	2,202		4,045
Long-term restricted cash and deposits		€ 3,660		€ 5,134	[2]	€ 4,886

[1]	During 2016 and 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Please refer to note 2C for functional and presentation currency.
[3]	Current accounts and bank deposits securing short term obligations.
[4]	Marketable securities securing the Company's Forward contracts.
[5]	Deposits used to secure obligations towards the land owners and to secure obligations under financial leasing agreements and loan agreements (see Notes 10 and 11).
[6]	Bank deposits securing the Company's swap and Forward contracts. The annual interest rate as of December 31, 2016 was 0.35% - 0.4%. During 2017 the deposits were released due to the closing of the said swap and Forward contracts.